Schedule of Investments (unaudited)	iShares® Core S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Aerospace & Defense — 0.9%
Axon Enterprise Inc.(a)(b)	1,816,729	$285,226,453
Curtiss-Wright Corp.	1,084,743	150,421,312
Hexcel Corp.(a)	2,320,670	120,210,706
Mercury Systems Inc.(a)(b)	1,569,736	86,429,664
		642,288,135
Air Freight & Logistics — 0.4%
GXO Logistics Inc.(a)(b)	2,725,433	247,551,079

Airlines — 0.2%
JetBlue Airways Corp.(a)(b)	8,791,453	125,190,291

Auto Components — 1.7%
Adient PLC(a)(b)	2,606,246	124,787,059
Dana Inc.	3,987,126	90,986,215
Fox Factory Holding Corp.(a)(b)	1,163,896	197,978,710
Gentex Corp.	6,542,612	228,010,028
Goodyear Tire & Rubber Co. (The)(a)	7,767,220	165,597,130
Lear Corp.	1,649,124	301,707,236
Visteon Corp.(a)(b)	773,174	85,930,558
		1,194,996,936
Automobiles — 0.5%
Harley-Davidson Inc.	4,253,681	160,321,237
Thor Industries Inc.	1,536,097	159,400,786
		319,722,023
Banks — 6.2%
Associated Banc-Corp.	4,148,564	93,716,061
Bank of Hawaii Corp.	1,119,696	93,785,737
Bank OZK	3,343,910	155,592,132
Cadence Bank	4,639,619	138,214,250
Cathay General Bancorp.	2,134,708	91,771,097
CIT Group Inc.	2,741,399	140,743,425
Commerce Bancshares Inc.(b)	3,070,526	211,067,957
Cullen/Frost Bankers Inc.	1,568,612	197,754,915
East West Bancorp. Inc.	3,925,429	308,852,754
First Financial Bankshares Inc.	3,546,972	180,328,056
First Horizon Corp.	14,958,220	244,267,733
FNB Corp.	8,816,250	106,941,112
Fulton Financial Corp.	4,458,984	75,802,728
Glacier Bancorp. Inc.	2,998,565	170,018,635
Hancock Whitney Corp.	2,400,163	120,056,153
Home BancShares Inc./AR	4,166,893	101,463,844
International Bancshares Corp.	1,477,319	62,623,552
PacWest Bancorp.	3,241,399	146,413,993
Pinnacle Financial Partners Inc.	2,111,736	201,670,788
Prosperity Bancshares Inc.	2,549,466	184,326,392
Sterling Bancorp./DE	5,326,902	137,380,803
Synovus Financial Corp.	4,036,644	193,234,148
Texas Capital Bancshares Inc.(a)	1,397,399	84,193,290
UMB Financial Corp.	1,190,555	126,329,791
Umpqua Holdings Corp.	5,988,180	115,212,583
United Bankshares Inc./WV	3,768,527	136,722,160
Valley National Bancorp.	11,249,577	154,681,684
Webster Financial Corp.	2,505,865	139,927,502
Wintrust Financial Corp.	1,575,858	143,119,424
		4,256,212,699
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	259,512	131,079,511

Security	Shares	Value

Biotechnology — 1.5%
Arrowhead Pharmaceuticals Inc.(a)(b)	2,884,009	$191,209,797
Exelixis Inc.(a)	8,746,267	159,881,761
Halozyme Therapeutics Inc.(a)(b)	3,891,836	156,490,725
Neurocrine Biosciences Inc.(a)	2,624,205	223,503,540
United Therapeutics Corp.(a)	1,245,812	269,195,057
		1,000,280,880
Building Products — 2.9%
Builders FirstSource Inc.(a)(b)	5,301,849	454,421,478
Carlisle Companies Inc.	1,446,305	358,857,197
Lennox International Inc.	931,154	302,029,111
Owens Corning.	2,779,673	251,560,406
Simpson Manufacturing Co. Inc.	1,201,637	167,111,658
Trex Co. Inc.(a)(b)	3,184,363	429,984,536
		1,963,964,386
Capital Markets — 2.1%
Affiliated Managers Group Inc.(b)	1,123,740	184,866,467
Evercore Inc., Class A	1,078,612	146,529,440
Federated Hermes Inc.	2,677,089	100,605,005
Interactive Brokers Group Inc., Class A	2,416,934	191,952,898
Janus Henderson Group PLC	4,715,561	197,770,628
Jefferies Financial Group Inc.	5,434,160	210,845,408
SEI Investments Co.	2,929,774	178,540,428
Stifel Financial Corp.	2,879,914	202,803,544
		1,413,913,818
Chemicals — 2.7%
Ashland Global Holdings Inc.	1,562,394	168,207,338
Avient Corp.	2,530,815	141,599,099
Cabot Corp.	1,576,364	88,591,657
Chemours Co. (The)	4,507,816	151,282,305
Ingevity Corp.(a)(b)	1,086,000	77,866,200
Minerals Technologies Inc.(b)	920,340	67,322,871
NewMarket Corp.	190,978	65,451,980
Olin Corp.	3,967,817	228,228,834
RPM International Inc.	3,588,199	362,408,099
Scotts Miracle-Gro Co. (The)	1,126,041	181,292,601
Sensient Technologies Corp.	1,161,749	116,244,605
Valvoline Inc.	5,000,202	186,457,532
		1,834,953,121
Commercial Services & Supplies — 1.5%
Brink’s Co. (The)(b)	1,358,777	89,095,008
Clean Harbors Inc.(a)	1,384,728	138,154,313
Herman Miller Inc.	2,090,971	81,945,153
IAA Inc.(a)(b)	3,730,102	188,817,763
MSA Safety Inc.	1,007,952	152,160,434
Stericycle Inc.(a)(b)	2,539,406	151,450,174
Tetra Tech Inc.	1,494,714	253,802,437
		1,055,425,282
Communications Equipment — 0.9%
Ciena Corp.(a)	4,285,640	329,865,711
Lumentum Holdings Inc.(a)(b)	1,999,963	211,536,087
Viasat Inc.(a)(b)	2,027,308	90,296,298
		631,698,096
Construction & Engineering — 1.4%
AECOM(a)	3,985,038	308,242,689
Dycom Industries Inc.(a)(b)	834,037	78,199,309
EMCOR Group Inc.	1,476,427	188,082,036
Fluor Corp.(a)(b)	3,911,717	96,893,230
MasTec Inc.(a)	1,582,652	146,047,127

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Valmont Industries Inc.	587,098	$147,068,049
		964,532,440
Construction Materials — 0.3%
Eagle Materials Inc.	1,125,122	187,287,808

Consumer Finance — 0.6%
FirstCash Holdings Inc.	1,123,511	84,049,858
Navient Corp.	4,455,379	94,543,142
PROG Holdings Inc.	1,567,890	70,727,518
SLM Corp.	8,104,460	159,414,728
		408,735,246
Containers & Packaging — 0.8%
AptarGroup Inc.	1,820,907	223,024,690
Greif Inc., Class A, NVS	733,960	44,309,165
Silgan Holdings Inc.	2,318,548	99,326,596
Sonoco Products Co.	2,718,064	157,348,725
		524,009,176
Diversified Consumer Services — 0.9%
Graham Holdings Co., Class B	110,273	69,453,243
Grand Canyon Education Inc.(a)(b)	1,107,800	94,949,538
H&R Block Inc.	4,854,978	114,383,282
Service Corp. International	4,561,791	323,841,543
		602,627,606
Diversified Financial Services — 0.2%
Voya Financial Inc.	1,654,812	109,730,584

Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)(b)	3,664,639	151,312,944

Electric Utilities — 1.0%
ALLETE Inc.	1,455,936	96,601,353
Hawaiian Electric Industries Inc.	3,023,747	125,485,500
IDACORP Inc.	1,396,428	158,229,257
OGE Energy Corp.	5,533,510	212,376,114
PNM Resources Inc.	2,372,759	108,221,538
		700,913,762
Electrical Equipment — 2.0%
Acuity Brands Inc.	966,092	204,540,999
EnerSys	1,158,781	91,613,226
Hubbell Inc.	1,504,093	313,257,449
Nvent Electric PLC	4,653,762	176,842,956
Regal Rexnord Corp.	1,877,079	319,441,304
Sunrun Inc.(a)(b)	5,734,197	196,682,957
Vicor Corp.(a)	592,742	75,266,379
		1,377,645,270
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics Inc.(a)(b)	1,924,801	258,443,030
Avnet Inc.	2,744,668	113,162,662
Belden Inc.(b)	1,247,640	82,007,377
Cognex Corp.	4,895,951	380,709,150
Coherent Inc.(a)	678,687	180,897,233
II-VI Inc.(a)(b)	2,934,067	200,484,798
Jabil Inc.	3,964,929	278,932,755
Littelfuse Inc.	680,911	214,269,074
National Instruments Corp.	3,645,667	159,206,278
TD SYNNEX Corp.	1,141,208	130,508,547
Vishay Intertechnology Inc.	3,686,137	80,615,816
Vontier Corp.	4,676,522	143,709,521
		2,222,946,241

Security	Shares	Value

Energy Equipment & Services — 0.4%
ChampionX Corp.(a)(b)	5,585,898	$112,890,998
NOV Inc.	10,800,032	146,340,434
		259,231,432
Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	1,236,157	60,991,986

Equity Real Estate Investment Trusts (REITs) — 9.8%
American Campus Communities Inc.	3,858,701	221,064,980
Apartment Income REIT Corp.	4,342,515	237,405,295
Brixmor Property Group Inc.	8,215,269	208,749,985
Camden Property Trust	2,826,969	505,122,821
Corporate Office Properties Trust	3,120,533	87,281,308
Cousins Properties Inc.	4,113,001	165,671,680
CyrusOne Inc.	3,510,635	314,974,172
Douglas Emmett Inc.	4,851,033	162,509,606
EastGroup Properties Inc.	1,125,399	256,422,162
EPR Properties	2,064,927	98,063,383
First Industrial Realty Trust Inc.	3,604,549	238,621,144
Healthcare Realty Trust Inc.	4,078,551	129,045,354
Highwoods Properties Inc.	2,887,430	128,750,504
Hudson Pacific Properties Inc.	4,215,007	104,152,823
JBG SMITH Properties	3,155,710	90,600,434
Kilroy Realty Corp.	2,897,459	192,565,125
Kite Realty Group Trust	6,081,452	132,454,025
Lamar Advertising Co., Class A	2,399,969	291,116,240
Life Storage Inc.	2,267,325	347,308,843
Macerich Co. (The)	5,866,006	101,364,584
Medical Properties Trust Inc.	16,494,842	389,773,116
National Retail Properties Inc.	4,857,912	233,519,830
National Storage Affiliates Trust	2,266,980	156,875,016
Omega Healthcare Investors Inc.	6,606,046	195,472,901
Park Hotels & Resorts Inc.(a)	6,564,799	123,943,405
Pebblebrook Hotel Trust(b)	3,646,010	81,561,244
Physicians Realty Trust	6,101,768	114,896,291
PotlatchDeltic Corp.	1,854,895	111,701,777
PS Business Parks Inc.	555,453	102,297,779
Rayonier Inc.	3,959,861	159,819,990
Rexford Industrial Realty Inc.	4,190,433	339,886,021
Sabra Health Care REIT Inc.	6,321,379	85,591,472
SL Green Realty Corp.	1,844,561	132,255,024
Spirit Realty Capital Inc.	3,408,847	164,272,337
STORE Capital Corp.	6,783,861	233,364,818
Urban Edge Properties	3,043,799	57,832,181
		6,696,307,670
Food & Staples Retailing — 1.2%
BJ’s Wholesale Club Holdings Inc.(a)	3,777,075	252,950,713
Casey’s General Stores Inc.	1,026,317	202,543,660
Grocery Outlet Holding Corp.(a)(b)	2,424,281	68,558,666
Performance Food Group Co.(a)(b)	4,268,654	195,888,532
Sprouts Farmers Market Inc.(a)(b)	3,103,235	92,104,015
		812,045,586
Food Products — 1.7%
Darling Ingredients Inc.(a)(b)	4,475,933	310,137,397
Flowers Foods Inc.	5,496,734	150,995,283
Hain Celestial Group Inc. (The)(a)(b)	2,567,556	109,403,561
Ingredion Inc.	1,839,283	177,748,309
Lancaster Colony Corp.	548,305	90,799,308
Pilgrim’s Pride Corp.(a)	1,345,824	37,952,237
Post Holdings Inc.(a)	1,619,320	182,545,944

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Sanderson Farms Inc.	586,403	$112,049,885
		1,171,631,924
Gas Utilities — 1.3%
National Fuel Gas Co.	2,522,271	161,274,008
New Jersey Resources Corp.	2,665,760	109,456,106
ONE Gas Inc.	1,488,790	115,515,216
Southwest Gas Holdings Inc.	1,670,365	117,009,068
Spire Inc.	1,429,676	93,243,469
UGI Corp.	5,784,041	265,545,322
		862,043,189
Health Care Equipment & Supplies — 3.3%
Envista Holdings Corp.(a)(b)	4,460,757	201,001,710
Globus Medical Inc., Class A(a)(b)	2,191,735	158,243,267
Haemonetics Corp.(a)(b)	1,412,724	74,930,881
ICU Medical Inc.(a)	553,189	131,293,877
Integra LifeSciences Holdings Corp.(a)(b)	2,014,949	134,981,433
LivaNova PLC(a)(b)	1,476,548	129,094,592
Masimo Corp.(a)(b)	1,405,346	411,457,202
Neogen Corp.(a)(b)	2,971,460	134,933,999
NuVasive Inc.(a)(b)	1,430,154	75,054,482
Penumbra Inc.(a)(b)	970,760	278,918,763
Quidel Corp.(a)(b)	1,049,057	141,612,204
STAAR Surgical Co.(a)(b)	1,319,556	120,475,463
Tandem Diabetes Care Inc.(a)(b)	1,758,863	264,744,059
		2,256,741,932
Health Care Providers & Services — 3.0%
Acadia Healthcare Co. Inc.(a)(b)	2,486,136	150,908,455
Amedisys Inc.(a)(b)	901,836	145,989,212
Chemed Corp.(b)	425,857	225,295,387
Encompass Health Corp.	2,750,302	179,484,709
HealthEquity Inc.(a)(b)	2,306,309	102,031,110
LHC Group Inc.(a)(b)	876,077	120,224,047
Molina Healthcare Inc.(a)	1,615,458	513,844,881
Option Care Health Inc.(a)(b)	3,828,712	108,888,569
Patterson Companies Inc.	2,399,724	70,431,900
Progyny Inc.(a)(b)	1,926,295	96,988,953
R1 RCM Inc.(a)(b)	3,683,482	93,891,956
Tenet Healthcare Corp.(a)(b)	2,963,315	242,073,202
		2,050,052,381
Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.(a)(b)	2,268,624	148,753,676
Choice Hotels International Inc.	907,288	141,527,855
Churchill Downs Inc.	952,235	229,393,411
Cracker Barrel Old Country Store Inc.	649,961	83,610,983
Jack in the Box Inc.	598,739	52,377,688
Marriott Vacations Worldwide Corp.	1,177,473	198,969,388
Papa John’s International Inc.	895,246	119,488,484
Scientific Games Corp./DE, Class A(a)(b)	2,668,036	178,304,846
Six Flags Entertainment Corp.(a)	2,138,130	91,041,575
Texas Roadhouse Inc.	1,925,229	171,884,445
Travel + Leisure Co.	2,385,567	131,850,288
Wendy’s Co. (The)	4,879,252	116,370,160
Wingstop Inc.(b)	826,090	142,748,352
Wyndham Hotels & Resorts Inc.	2,577,489	231,071,889
		2,037,393,040
Household Durables — 2.0%
Helen of Troy Ltd.(a)(b)	666,976	163,055,623
KB Home	2,369,247	105,976,418
Leggett & Platt Inc.	3,686,224	151,724,980

Security	Shares	Value

Household Durables (continued)
Taylor Morrison Home Corp.(a)(b)	3,397,123	$118,763,420
Tempur Sealy International Inc.	5,325,209	250,444,579
Toll Brothers Inc.	3,162,796	228,954,803
TopBuild Corp.(a)(b)	912,586	251,791,603
TRI Pointe Homes Inc.(a)	3,072,239	85,684,746
		1,356,396,172
Household Products — 0.1%
Energizer Holdings Inc.	1,747,531	70,075,993

Insurance — 3.7%
Alleghany Corp.(a)	378,939	252,975,887
American Financial Group Inc./OH.	1,829,849	251,274,865
Brighthouse Financial Inc.(a)	2,206,487	114,296,027
CNO Financial Group Inc.	3,408,812	81,266,078
First American Financial Corp.	3,036,376	237,535,694
Hanover Insurance Group Inc. (The)	983,559	128,905,242
Kemper Corp.	1,650,378	97,025,723
Kinsale Capital Group Inc.(b)	592,950	141,056,875
Mercury General Corp.	738,380	39,178,443
Old Republic International Corp.	7,914,176	194,530,446
Primerica Inc.	1,092,369	167,427,397
Reinsurance Group of America Inc.	1,869,950	204,740,825
RenaissanceRe Holdings Ltd.	1,273,007	215,558,275
RLI Corp.	1,100,639	123,381,632
Selective Insurance Group Inc.	1,661,473	136,141,098
Unum Group	5,655,563	138,957,183
		2,524,251,690
Interactive Media & Services — 0.4%
TripAdvisor Inc.(a)(b)	2,737,703	74,629,784
Yelp Inc.(a)(b)	1,897,307	68,758,406
Ziff Davis Inc.(a)(b)	1,332,990	147,775,271
		291,163,461
IT Services — 1.9%
Alliance Data Systems Corp.	1,375,702	91,580,482
Concentrix Corp.	1,186,767	211,980,322
Genpact Ltd.	4,785,869	254,033,927
Kyndryl Holdings Inc.(a)(b)	4,974,921	90,046,070
LiveRamp Holdings Inc.(a)(b)	1,878,087	90,054,272
Maximus Inc.	1,699,290	135,382,434
Sabre Corp.(a)	8,970,586	77,057,334
Western Union Co. (The)	11,148,691	198,892,647
WEX Inc.(a)	1,239,783	174,053,135
		1,323,080,623
Leisure Products — 1.3%
Brunswick Corp./DE	2,131,160	214,671,747
Callaway Golf Co.(a)	3,254,107	89,292,696
Mattel Inc.(a)(b)	9,709,072	209,327,592
Polaris Inc.	1,576,817	173,307,956
YETI Holdings Inc.(a)(b)	2,424,350	200,808,911
		887,408,902
Life Sciences Tools & Services — 1.6%
Bruker Corp.(b)	2,810,702	235,846,005
Medpace Holdings Inc.(a)(b)	797,622	173,594,452
Repligen Corp.(a)	1,422,349	376,694,909
Syneos Health Inc., Class A(a)(b)	2,868,327	294,519,816
		1,080,655,182
Machinery — 5.0%
AGCO Corp.	1,696,300	196,804,726
Colfax Corp.(a)(b)	3,722,436	171,120,383

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Crane Co.	1,385,218	$140,918,227
Donaldson Co. Inc.	3,418,880	202,602,829
Flowserve Corp.	3,601,052	110,192,191
Graco Inc.	4,701,596	379,042,669
ITT Inc.	2,367,867	241,972,329
Kennametal Inc.	2,323,531	83,437,998
Lincoln Electric Holdings Inc.	1,632,286	227,654,928
Middleby Corp. (The)(a)(b)	1,537,680	302,553,917
Nordson Corp.	1,496,677	382,056,738
Oshkosh Corp.	1,898,609	213,992,220
Terex Corp.	1,924,966	84,602,256
Timken Co. (The)	1,908,291	132,225,483
Toro Co. (The)	2,944,483	294,183,297
Trinity Industries Inc.	2,261,025	68,282,955
Woodward Inc.	1,743,923	190,889,812
		3,422,532,958
Marine — 0.1%
Kirby Corp.(a)	1,660,675	98,677,308

Media — 0.9%
Cable One Inc.	137,017	241,622,629
John Wiley & Sons Inc., Class A	1,208,654	69,219,614
New York Times Co. (The), Class A	4,622,152	223,249,942
TEGNA Inc.	6,116,954	113,530,666
		647,622,851
Metals & Mining — 2.6%
Alcoa Corp.	5,182,561	308,776,984
Cleveland-Cliffs Inc.(a)	12,580,013	273,866,883
Commercial Metals Co.	3,333,533	120,973,913
Compass Minerals International Inc.	942,474	48,141,572
Reliance Steel & Aluminum Co.	1,733,164	281,153,864
Royal Gold Inc.	1,814,432	190,896,391
Steel Dynamics Inc.	5,215,070	323,699,395
United States Steel Corp.	7,470,148	177,864,224
Worthington Industries Inc.	894,232	48,878,721
		1,774,251,947
Multi-Utilities — 0.6%
Black Hills Corp.	1,766,985	124,696,132
MDU Resources Group Inc.	5,625,088	173,477,714
NorthWestern Corp.	1,455,520	83,197,523
		381,371,369
Multiline Retail — 0.9%
Kohl’s Corp.	4,161,303	205,526,755
Macy’s Inc.	8,582,473	224,689,143
Nordstrom Inc.(a)(b)	3,075,223	69,561,545
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,672,859	85,633,652
		585,411,095
Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Corp.	8,975,877	86,886,490
CNX Resources Corp.(a)(b)	5,838,315	80,276,831
DTE Midstream LLC(a)	2,674,003	128,298,664
EQT Corp.(a)	8,363,849	182,415,547
Equitrans Midstream Corp.	11,238,427	116,205,335
HollyFrontier Corp.	4,132,585	135,466,136
Murphy Oil Corp.	4,013,578	104,794,522
Targa Resources Corp.	6,342,522	331,333,349
		1,165,676,874
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	2,432,358	190,575,249

Security	Shares	Value

Personal Products — 0.2%
Coty Inc., Class A(a)	9,321,166	$97,872,243
Nu Skin Enterprises Inc., Class A	1,377,272	69,896,554
		167,768,797
Pharmaceuticals — 0.5%
Jazz Pharmaceuticals PLC(a)(b)	1,701,805	216,809,957
Perrigo Co. PLC	3,700,444	143,947,272
		360,757,229
Professional Services — 1.6%
ASGN Inc.(a)(b)	1,440,218	177,722,901
CACI International Inc., Class A(a)(b)	644,848	173,599,530
FTI Consulting Inc.(a)(b)	948,469	145,514,114
Insperity Inc.	989,823	116,907,995
KBR Inc.	3,877,952	184,668,074
ManpowerGroup Inc.	1,499,365	145,933,196
Science Applications International Corp.	1,591,329	133,019,191
		1,077,365,001
Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(a)(b)	1,396,044	376,010,491

Road & Rail — 2.0%
Avis Budget Group Inc.(a)(b)	1,107,924	229,750,200
Knight-Swift Transportation Holdings Inc.	4,590,698	279,757,136
Landstar System Inc.	1,053,458	188,590,051
Ryder System Inc.	1,485,253	122,429,405
Saia Inc.(a)	728,048	245,374,018
Werner Enterprises Inc.	1,682,493	80,187,616
XPO Logistics Inc.(a)(b)	2,728,894	211,298,262
		1,357,386,688
Semiconductors & Semiconductor Equipment — 4.3%
Amkor Technology Inc.	2,776,550	68,830,674
Brooks Automation Inc(b)	2,056,583	212,054,273
Cirrus Logic Inc.(a)(b)	1,579,433	145,339,425
CMC Materials Inc.	785,773	150,624,826
First Solar Inc.(a)(b)	2,741,257	238,927,960
Lattice Semiconductor Corp.(a)(b)	3,788,033	291,905,823
MKS Instruments Inc.	1,534,109	267,195,764
Power Integrations Inc.	1,667,431	154,887,666
Semtech Corp.(a)	1,780,159	158,309,540
Silicon Laboratories Inc.(a)(b)	1,110,905	229,313,010
SiTime Corp.(a)	414,594	121,285,329
SunPower Corp.(a)(b)	2,303,532	48,074,713
Synaptics Inc.(a)(b)	1,086,313	314,498,477
Universal Display Corp.	1,198,499	197,788,290
Wolfspeed Inc.(a)(b)	3,205,778	358,309,807
		2,957,345,577
Software — 3.7%
ACI Worldwide Inc.(a)	3,249,919	112,772,189
Aspen Technology Inc.(a)(b)	1,849,869	281,550,062
Blackbaud Inc.(a)	1,145,325	90,457,769
CDK Global Inc.	3,273,372	136,630,547
Cerence Inc.(a)(b)	1,055,148	80,866,543
CommVault Systems Inc.(a)(b)	1,258,035	86,703,772
Digital Turbine Inc.(a)(b)	2,437,130	148,640,559
Envestnet Inc.(a)(b)	953,604	75,658,941
Fair Isaac Corp.(a)(b)	756,776	328,191,048
Manhattan Associates Inc.(a)	1,750,503	272,185,712
Mimecast Ltd.(a)	1,710,260	136,085,388
NCR Corp.(a)(b)	3,651,373	146,785,195
Paylocity Holding Corp.(a)	1,095,932	258,815,301

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Qualys Inc.(a)(b)	922,972	$126,650,218
SailPoint Technologies Holdings Inc.(a)(b)	2,580,116	124,722,807
Teradata Corp.(a)(b)	2,999,307	127,380,568
		2,534,096,619
Specialty Retail — 3.3%
American Eagle Outfitters Inc.	4,259,173	107,842,260
AutoNation Inc.(a)(b)	1,105,874	129,221,377
Dick’s Sporting Goods Inc.	1,795,039	206,411,535
Five Below Inc.(a)(b)	1,548,642	320,398,543
Foot Locker Inc.	2,507,490	109,401,789
GameStop Corp., Class A(a)(b)	1,711,041	253,901,374
Lithia Motors Inc.	837,605	248,726,805
Murphy USA Inc.	652,331	129,970,428
RH(a)(b)	479,806	257,147,228
Urban Outfitters Inc.(a)(b)	1,829,009	53,699,704
Victoria’s Secret & Co.(a)(b)	2,004,154	111,310,713
Williams-Sonoma Inc.	2,057,114	347,919,691
		2,275,951,447
Technology Hardware, Storage & Peripherals — 0.1%
Xerox Holdings Corp.	3,818,322	86,446,810

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.(a)(b)	4,161,995	270,155,096
Carter’s Inc.	1,169,160	118,342,375
Columbia Sportswear Co.	956,129	93,165,210
Crocs Inc.(a)(b)	1,626,751	208,582,013
Deckers Outdoor Corp.(a)(b)	759,268	278,127,461
Hanesbrands Inc.	9,692,227	162,054,035
Skechers U.S.A. Inc., Class A(a)(b)	3,731,679	161,954,869
		1,292,381,059
Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	3,052,717	138,990,205
MGIC Investment Corp.	9,006,244	129,870,039
New York Community Bancorp. Inc.	12,863,383	157,061,906
Washington Federal Inc.	1,800,843	60,112,139
		486,034,289

Security	Shares	Value

Trading Companies & Distributors — 0.9%
GATX Corp.	981,219	$102,233,207
MSC Industrial Direct Co. Inc., Class A	1,294,262	108,795,664
Univar Solutions Inc.(a)	4,729,025	134,067,859
Watsco Inc.	913,567	285,836,843
		630,933,573
Water Utilities — 0.5%
Essential Utilities Inc.	6,357,838	341,352,322

Total Common Stocks — 99.5%
(Cost: $50,906,629,096)		68,016,438,050

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	2,085,469,286	2,086,094,927
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	263,800,000	263,800,000
		2,349,894,927
Total Short-Term Investments — 3.5%
(Cost: $2,349,005,693)		2,349,894,927

Total Investments in Securities — 103.0%
(Cost: $53,255,634,789)		70,366,332,977

Other Assets, Less Liabilities — (3.0)%		(2,016,535,417)

Net Assets — 100.0%		$68,349,797,560

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,198,632,023	$—		$(111,875,057	)(a)	$(6,582)	$(655,457)	$2,086,094,927	2,085,469,286	$2,750,924	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	53,880,000	209,920,000	(a)	—		—	—	263,800,000	263,800,000	6,503		—
						$(6,582)	$(655,457)	$2,349,894,927		$2,757,427		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	566	03/18/22	$160,614	$4,199,883

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$143,155,097	$(2,744,580	)(c)	$142,136,331	0.2%
	Monthly	JPMorgan Chase Bank NA(d)	02/08/23	17,400,968	426,098	(e)	17,480,934	0.0	(f)
					$(2,318,482)		$159,617,265

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(1,725,814) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $346,132 of net dividends, payable for referenced securities purchased and financing fees.
(f)	Rounds to less than 0.1%.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Cadence Bank	320,236	$9,539,830	6.7%

Diversified Financial Services
Voya Financial Inc.	1,390,788	92,223,152	64.9

Software
Envestnet Inc.(a)	508,865	40,373,349	28.4

Total Reference Entity — Long		142,136,331

Net Value of Reference Entity — HSBC Bank PLC		$142,136,331

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of December 31, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Cadence Bank	454,850	$13,549,982	77.5%

	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Scientific Games Corp./DE(a)	110	$7,351	0.0

Software
Envestnet Inc.(a)	49,453	3,923,601	22.5

Total Reference Entity — Long		17,480,934

Net Value of Reference Entity — JPMorgan Chase Bank NA		$17,480,934

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$68,016,438,050	$—	$—	$68,016,438,050
Money Market Funds	2,349,894,927	—	—	2,349,894,927
	$70,366,332,977	$—	$—	$70,366,332,977
Derivative financial instruments(a)
Assets
Futures Contracts	$4,199,883	$—	$—	$4,199,883
Swaps	—	426,098	—	426,098
Liabilities
Swaps	—	(2,744,580)	—	(2,744,580)
	$4,199,883	$(2,318,482)	$—	$1,881,401

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust